Financial assets at fair value through profit or loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
Current assets [Abstract]
Electricity financial asset	$ 3,425	$ 0	$ 3,425	$ 0	$ 0
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below: [abstract]
Opening fair value	1,280	0	0	0	0
Additions	9,388		10,926	0	0
Financial asset realized	(6,152)		(6,152)	0	0
Revaluation decrements (unrealized loss)	(1,091)	0	(1,349)	0	0
Closing fair value	3,425	0	3,425	0	$ 0
Realized gain/(loss) on financial asset	$ 91	$ 0	$ 3,210	$ 0